CONSOLIDATING BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 18,529	$ 36,223	$ 71,233	$ 7,958
Accounts receivable, net of allowance for doubtful accounts of $5,019 and $0, respectively	58,057	63,073	91,968	40,160
Other receivables	14,876	14,876
Inventory	783,530	686,922	203,676	67,517
Prepaids			8,531	36,134
Intercompany transactions
Other current assets	5,186	3,463	14,746	2,462
Total current assets	880,178	804,557	390,154	154,231
NON-CURRENT ASSETS
Property, plant and equipment, net	154,306	142,406	69,369	31,948
Right-of-use asset, net	321,147	338,304
Intangible property, net	75,619	77,663
Deposit	6,500	6,500
Total non-current assets	557,572	564,873	69,369	31,948
Total assets	1,437,750	1,369,430	459,523	186,179
CURRENT LIABILITIES
Accounts payable	113,708	23,438	6,893	21,613
Credit card payables	12,681	5,364	7,144	1,238
Current note payable - related party	12,000	12,000	12,000	5,500
Current lease liability	71,946	71,032
Accrued stock compensation	1,386,500	1,386,500	1,200,000	1,200,000
Accrued liabilities	20,898	17,312	6,064	2,051
Total current liabilities	1,617,733	1,515,646	1,232,101	1,230,402
NON-CURRENT LIABILITIES
Line of credit	398,470	398,470	398,470	143,470
Line of credit - related party	1,352,271	1,092,151	42,151
Note payable - related party, net of current	65,000	68,000	66,500	14,500
Lease liability, net of current	268,688	286,139
Total liabillities	3,702,162	3,360,406	1,739,222	1,388,372
COMMITMENTS AND CONTINGENCIES (NOTE 13)
STOCKHOLDERS' DEFICIT
Common Stock, $.00001 par value, 900,000,000 authorized, 763,967,603 and 541,965,449 issued, and outstanding, respectively	7,690	7,640	6,600	5,420
Additional paid-in capital	4,474,225	4,155,775	3,436,569	3,160,748
Accumulated deficit	(6,746,377)	(6,154,441)	(4,722,926)	(4,368,420)
Total stockholders' deficit	(2,264,412)	(1,990,976)	(1,279,699)	(1,202,193)
Total liabilities and stockholders' deficit	1,437,750	1,369,430	459,523	186,179
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	40	40	40	40
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	5	5	5	11
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	0		8	3
Series D Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	$ 5	$ 5	$ 5	$ 5